RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Schedule of major related parties and their relationships with the Company

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2021 and 2022:

Name of related parties	Relationship with the Company
Lin BioScience, Inc.	The ultimate controlling shareholder of the Company
Lin Bioscience International Ltd.	The shareholder of the Company
Lin BioScience Pty Ltd	Controlled by the ultimate controlling shareholder of the Company

Schedule of related party balances

	As of December 31,
	2021	2022
Due from related parties
Lin BioScience, Inc.	$—	$2
Due to related parties
Lin BioScience, Inc.	$71	$—

Schedule of related party transactions

	Years ended December 31,
	2020	2021	2022
Lin BioScience, Inc.:
Research and Development Expense	$—	$183	$140
Professional Service Expense	$21	$—	$—
Interest Expense	$17	$—	$—
Reimbursement for Expense	$—	$—	$32